Machinery, equipment and improvements on leased assets - net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Machinery Equipment and Improvements on Leased Assets - Net
7.
Machinery, equipment and improvements on leased assets - net

As of December 31, 2020, 2021 and 2022, the machinery, equipment and improvements on leased assets are comprised as follows:

	Balance as of January 1, 2020		Additions		Disposals		Currency translation effect		Balance as of December 31, 2020
Investment:
Machinery and equipment	Ps.	2,838,723	Ps.	596,729	Ps.	(156,335)	Ps.	62,524	Ps.	3,341,641
Office furniture and equipment		347,567		19,308		(900)		2,991		368,966
Computer equipment		910,748		160,764		(12,237)		20,326		1,079,601
Transportation equipment		73,717		36,226		(7,715)		1,573		103,801
Communication equipment		29,592		530		(428)		—		29,694
Improvements on leased assets		72,347		—		(14,393)		—		57,954
Total investment		4,272,694		813,557		(192,008)		87,414		4,981,657
Accumulated depreciation:
Machinery and equipment		(1,444,738)		(298,406)		32,604		(28,336)		(1,738,876)
Office furniture and equipment		(150,639)		(28,847)		866		(1,579)		(180,199)
Computer equipment		(684,764)		(141,593)		12,236		(843)		(814,964)
Transportation equipment		(48,659)		(15,464)		6,727		(413)		(57,809)
Communication equipment		(17,955)		(2,116)		424		—		(19,647)
Improvements on leased assets		(20,255)		(3,675)		—		—		(23,930)
Total accumulated depreciation		(2,367,010)		(490,101)		52,857		(31,171)		(2,835,425)
Net amounts	Ps.	1,905,684	Ps.	323,456	Ps.	(139,151)	Ps.	56,243	Ps.	2,146,232

	Balance as of January 1, 2021		Additions		Disposals		Currency translation effect		Balance as of December 31, 2021
Investment:
Machinery and equipment	Ps.	3,341,641	Ps.	978,160	Ps.	(63,035)	Ps.	31,600	Ps.	4,288,366
Office furniture and equipment		368,966		53,795		(49,003)		887		374,645
Computer equipment		1,079,601		405,069		(66,536)		8,607		1,426,741
Transportation equipment		103,801		16,717		(8,161)		603		112,960
Communication equipment		29,694		29,511		(1,000)		—		58,205
Improvements on leased assets		57,954		59,829		—		—		117,783
Total investment		4,981,657		1,543,081		(187,735)		41,697		6,378,700
Accumulated depreciation:
Machinery and equipment		(1,738,876)		(341,394)		52,447		(25,960)		(2,053,783)
Office furniture and equipment		(180,199)		(27,370)		14,549		(1,575)		(194,595)
Computer equipment		(814,964)		(136,602)		49,043		(7,233)		(909,756)
Transportation equipment		(57,809)		(19,127)		3,380		(785)		(74,341)
Communication equipment		(19,647)		(2,269)		610		—		(21,306)
Improvements on leased assets		(23,930)		(6,769)		—		—		(30,699)
Total accumulated depreciation		(2,835,425)		(533,531)		120,029		(35,553)		(3,284,480)
Net amounts	Ps.	2,146,232	Ps.	1,009,550	Ps.	(67,706)	Ps.	6,144	Ps.	3,094,220

	Balance as of January 1, 2022		Additions		Disposals		Currency translation effect		Balance as of December 31, 2022
Investment:
Machinery and equipment	Ps.	4,288,366	Ps.	1,015,511	Ps.	(45,232)	Ps.	(68,772)	Ps.	5,189,873
Office furniture and equipment		374,645		54,093		(8,024)		(4,202)		416,512
Computer equipment		1,426,741		391,251		(83,642)		(12,175)		1,722,175
Transportation equipment		112,960		33,852		(4,104)		(2,185)		140,523
Communication equipment		58,205		4,250		(470)		(3)		61,982
Property and improvements on leased assets		117,783		71,717		(4,499)		—		185,001
Total investment		6,378,700		1,570,674		(145,971)		(87,337)		7,716,066
Accumulated depreciation:
Machinery and equipment		(2,053,783)		(357,057)		40,760		39,674		(2,330,406)
Office furniture and equipment		(194,595)		(32,218)		5,091		2,526		(219,196)
Computer equipment		(909,756)		(217,491)		49,286		10,354		(1,067,607)
Transportation equipment		(74,341)		(22,223)		1,459		1,342		(93,763)
Communication equipment		(21,306)		(4,883)		363		—		(25,826)
Property and improvements on leased assets		(30,699)		(22,449)		2,138		—		(51,010)
Total accumulated depreciation		(3,284,480)		(656,321)		99,097		53,896		(3,787,808)
Net amounts	Ps.	3,094,220	Ps.	914,353	Ps.	(46,874)	Ps.	(33,441)	Ps.	3,928,258

As of December 31, 2020, 2021 and 2022, the net balances of machinery, equipment and improvements on leased assets are:

	December 31, 2020		December 31, 2021		December 31, 2022
Net amounts:
Machinery and equipment	Ps.	1,602,765	Ps.	2,234,583	Ps.	2,859,467
Office furniture and equipment		188,767		180,050		197,316
Computer equipment		264,637		516,985		654,568
Transportation equipment		45,992		38,619		46,760
Communication equipment		10,047		36,899		36,156
Property and improvements on leased assets		34,024		87,084		133,991
Total amounts	Ps.	2,146,232	Ps.	3,094,220	Ps.	3,928,258

As of December 31, 2022, the Company has several buildings under operating leases for office use. In Note 14.b and 31, the costs and obligations under these leases are disclosed.